ANNUAL REPORT

Cash Account
Trust

April 30, 2000

o    Money Market Portfolio

o    Government Securities
     Portfolio

o    Tax-Exempt Portfolio

Dear Shareholder:

We appreciate your decision to invest in Cash Account Trust. To provide you with an update of holdings, on the following pages you'll find the Fund's annual report for the year ended April 30, 2000. Included are the financial highlights for the Service and Premier Money Market Shares of the following portfolios:

o  Money Market Portfolio

o  Government Securities Portfolio

o  Tax-Exempt Portfolio

Briefly, for the year ending April 30, 2000 the Fund's portfolios registered performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

June 5, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Portfolio Performance

As of April 30, 2000

---------------------------------------------------------
                                            Premier
                                         Money Market
                    Service Shares           Shares
                      Annualized           Annualized
                       Net Yield           Net Yield
---------------------------------------------------------
                  12-Month  SEC        Since    SEC
                             7-Day  Inception*   7-Day
---------------------------------------------------------
Money Market
Portfolio          4.72%    5.26%     5.19%     5.37%
---------------------------------------------------------
Government
Securities
Portfolio          4.37%    5.02%     5.01%     5.03%
---------------------------------------------------------
Tax-Exempt
Portfolio          2.66%    3.56%     3.05%     3.51%
---------------------------------------------------------
  (Equivalent
  Taxable Yield)   4.23%    5.66%     4.85%     5.58%
---------------------------------------------------------

* Premier Money Market Shares commenced operations on February 23, 2000, March 1, 2000 and March 7, 2000 for the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively. Actual effective date of the Premier Money Market Shares was January 24, 2000.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Fund's net yield is the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 37.1%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at April 30, 2000

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

Corporate Obligations -- 83.3%
------------------------------------------------------------------------------------------------------------------------
Banking -- 4.8%
Allfirst Bank
   6.10%*, 5/16/2000                                                                   $   45,000,000 $   44,990,582
---------------------------------------------------------------------------------------------------------------------
Banc One Australia
   6.07%-6.22%, 6/7/2000-6/19/2000                                                         35,000,000     34,740,936
---------------------------------------------------------------------------------------------------------------------
Bank One Corp.
   6.18%-6.32%*, 5/4/2000-7/5/2000                                                         35,000,000     34,994,422
---------------------------------------------------------------------------------------------------------------------
COFCO Capital Corp.
   6.22%-6.23%, 6/19/2000-6/22/2000                                                        70,000,000     69,396,163
---------------------------------------------------------------------------------------------------------------------
Comerica Bank
   6.05%*, 5/14/2000                                                                       40,000,000     39,979,770
---------------------------------------------------------------------------------------------------------------------
Northern Rock PLC
   6.13%*, 6/14/2000                                                                       40,000,000     39,997,581
---------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.
   6.06%, 5/18/2000                                                                        50,000,000     49,857,625
---------------------------------------------------------------------------------------------------------------------
                                                                                                         313,957,079
---------------------------------------------------------------------------------------------------------------------
Business Loans -- 26.8%
Associates First Capital
   6.07%, 5/23/2000                                                                        50,000,000     49,815,750
---------------------------------------------------------------------------------------------------------------------
Corporate Asset Funding
   6.09%, 5/25/2000                                                                        50,000,000     49,798,667
---------------------------------------------------------------------------------------------------------------------
Corporate Receivables Corp.
   6.13%-6.16%, 6/7/2000-6/19/2000                                                        100,000,000     99,274,292
---------------------------------------------------------------------------------------------------------------------
Delaware Funding Corp.
   6.15%, 6/21/2000                                                                        40,000,000     39,656,033
---------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   6.16%-6.20%, 5/24/2000-6/19/2000                                                        70,000,000     69,505,556
---------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
   6.09%-6.11%, 5/16/2000-5/22/2000                                                        98,040,000     97,742,332
---------------------------------------------------------------------------------------------------------------------
International Securitization Corp.
   6.10%-6.39%, 5/24/2000-8/10/2000                                                        86,107,000     85,262,514

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Intrepid Funding Corp.
   6.21%-6.22%, 6/13/2000-6/19/2000                                                    $  100,000,000 $   99,217,403
---------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
   6.19%-6.33%, 6/1/2000-7/24/2000                                                         61,294,000     60,771,830
---------------------------------------------------------------------------------------------------------------------
Monte Rosa Capital Corp.
   6.08%, 5/12/2000                                                                        44,888,000     44,805,020
---------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.
   6.14%-6.15%, 6/5/2000-6/9/2000                                                          71,133,000     70,677,558
---------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables
   6.12%, 5/5/2000                                                                         40,000,000     39,972,978
---------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   6.09%-6.11%, 5/11/2000-5/22/2000                                                       100,000,000     99,739,375
---------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp.
   6.07%-6.14%, 5/8/2000-6/14/2000                                                         96,121,000     95,852,000
---------------------------------------------------------------------------------------------------------------------
Receivables Capital Corp.
   6.14%-6.15%, 6/14/2000-6/19/2000                                                       100,000,000     99,214,597
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   6.08%-6.13%, 5/1/2000-5/22/2000                                                        113,875,000    113,666,184
---------------------------------------------------------------------------------------------------------------------
SMM Trust 1999-A
   6.15%-6.40%*, 5/13/2000-7/15/2000                                                      105,000,000    105,000,000
---------------------------------------------------------------------------------------------------------------------
Stellar Funding Group
   6.08%-6.16%, 5/10/2000-6/5/2000                                                         60,539,000     60,309,905
---------------------------------------------------------------------------------------------------------------------
Sweetwater Capital Corp.
   6.10%-6.25%, 5/2/2000-5/30/2000                                                        105,171,000    104,909,961
---------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.
   6.08%-6.13%, 5/23/2000-6/5/2000                                                        102,495,000    102,088,391
---------------------------------------------------------------------------------------------------------------------
WCP Funding, Inc.
   6.14%, 6/7/2000                                                                        100,000,000     99,374,083
---------------------------------------------------------------------------------------------------------------------
Wood Street Funding Corp.
   6.06%-6.07%, 5/1/2000-5/19/2000                                                         67,342,000     67,250,938
---------------------------------------------------------------------------------------------------------------------
                                                                                                       1,753,905,367
---------------------------------------------------------------------------------------------------------------------
Capital, Auto, and Equipment Lending -- 12.2%
Ace Overseas Corp.
   6.11%-6.29%, 5/15/2000-7/17/2000                                                       124,750,000    123,580,491
---------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.
   6.14%, 6/19/2000                                                                        30,000,000     29,997,997

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Atlantis One Funding
   6.08%-6.12%, 5/25/2000-5/26/2000                                                    $  100,000,000 $   99,588,771
---------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding
   6.26%-6.50%, 7/17/2000-9/25/2000                                                       100,500,000     98,793,099
---------------------------------------------------------------------------------------------------------------------
Chrysler Financing Company, LLC
   6.09%*, 5/16/2000                                                                       13,000,000     13,008,589
---------------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.11%*, 5/1/2000                                                                        43,000,000     42,973,152
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.
   6.06%-6.27%*, 5/18/2000-6/30/2000                                                       65,000,000     64,991,405
---------------------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
   6.24%, 6/29/2000                                                                        17,566,000     17,389,233
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital, LLC
   6.08%-6.50%, 5/15/2000-9/20/2000                                                       100,760,000     99,898,804
---------------------------------------------------------------------------------------------------------------------
Superior Funding Capital
   6.10%-6.16%, 5/5/2000-6/1/2000                                                          99,579,000     99,333,099
---------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.
   6.05%, 5/9/2000                                                                        100,000,000     99,865,778
---------------------------------------------------------------------------------------------------------------------
Xerox Capital Corp.
   6.07%*, 5/8/2000                                                                        10,000,000      9,997,777
---------------------------------------------------------------------------------------------------------------------
                                                                                                         799,418,195
---------------------------------------------------------------------------------------------------------------------
Captive Business Lending-- 2.6%
California Pollution Control Financing Authority
   6.06%, 5/12/2000                                                                        34,750,000     34,750,000
---------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.
   6.20%*, 5/3/2000-5/4/2000                                                               83,882,000     83,882,000
---------------------------------------------------------------------------------------------------------------------
Pemex Capital Inc.
   6.25%, 7/5/2000                                                                         50,000,000     49,444,792
---------------------------------------------------------------------------------------------------------------------
                                                                                                         168,076,792
---------------------------------------------------------------------------------------------------------------------
Consumer Lending -- 2.3%
American Home Products Corp.
   5.97%*, 5/10/2000                                                                       50,000,000     50,000,000
---------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corporation of Pennsylvania
   6.21%, 5/2/2000                                                                         30,000,000     29,994,849

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Household Finance, Corp.
   6.20%-6.34%*, 5/1/2000-5/4/2000                                                     $   72,000,000 $   72,008,481
---------------------------------------------------------------------------------------------------------------------
                                                                                                         152,003,330
---------------------------------------------------------------------------------------------------------------------
Consumer Products and Services -- 2.5%
Anheuser-Busch Inc.
   5.92%*, 5/16/2000                                                                       40,000,000     39,995,469
---------------------------------------------------------------------------------------------------------------------
China Merchandise Inc.
   6.08%, 5/24/2000                                                                        35,000,000     34,864,715
---------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.
   6.13%, 6/12/2000                                                                        50,000,000     49,645,917
---------------------------------------------------------------------------------------------------------------------
SK Global America
   6.08%, 5/23/2000                                                                        40,000,000     39,852,111
---------------------------------------------------------------------------------------------------------------------
                                                                                                         164,358,212
---------------------------------------------------------------------------------------------------------------------
Diversified Finance -- 16.8%
Alpine Securitization Corp.
   6.08%-6.20%, 5/10/2000-6/13/2000                                                       100,000,000     99,558,875
---------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.
   6.29%, 6/6/2000                                                                         50,000,000     49,687,500
---------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.
   6.07%, 5/23/2000                                                                        60,000,000     59,778,533
---------------------------------------------------------------------------------------------------------------------
CXC, Inc.
   6.09%, 5/24/2000                                                                       100,000,000     99,614,111
---------------------------------------------------------------------------------------------------------------------
Enterprise Capital Funding Corp.
   6.09%, 5/17/2000                                                                        66,787,000     66,607,417
---------------------------------------------------------------------------------------------------------------------
Four Winds Funding Corp.
   6.24%-6.25%, 6/27/2000                                                                  55,000,000     54,464,439
---------------------------------------------------------------------------------------------------------------------
Galaxy Funding
   6.17%-6.26%, 5/17/2000-7/10/2000                                                       111,000,000    110,596,031
---------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.
   6.26%, 7/7/2000                                                                         50,000,000     49,427,243
---------------------------------------------------------------------------------------------------------------------
Giro Funding US Corp.
   6.01%, 5/1/2000                                                                         24,366,000     24,366,000
---------------------------------------------------------------------------------------------------------------------
Knight Ridder Inc.
   6.17%, 6/5/2000                                                                         25,915,000     25,761,562
---------------------------------------------------------------------------------------------------------------------
Moat Funding LLC
   6.08%-6.24%, 5/24/2000-7/6/2000                                                         75,307,000     74,794,465

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Norwest Financial Inc.
   6.15%*, 5/7/2000                                                                    $   25,000,000 $   24,994,799
---------------------------------------------------------------------------------------------------------------------
Petrobras, Inc. Finance Co.
   6.05%-6.30%, 5/12/2000-6/13/2000                                                        80,000,000     79,697,149
---------------------------------------------------------------------------------------------------------------------
Private Export Funding
   6.25%, 7/10/2000                                                                        30,000,000     29,641,833
---------------------------------------------------------------------------------------------------------------------
Sinochem America Corp.
   5.96%-6.16%, 5/4/2000-6/9/2000                                                          49,300,000     49,157,709
---------------------------------------------------------------------------------------------------------------------
Toronto Dominion
   6.14%, 6/19/2000                                                                       100,000,000    100,000,000
---------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.
   6.07%-6.19%, 5/23/2000-6/19/2000                                                       100,000,000     99,302,583
---------------------------------------------------------------------------------------------------------------------
                                                                                                       1,097,450,249
---------------------------------------------------------------------------------------------------------------------
Financial Services-- 11.6%
Asset Portfolio Funding
   6.21%-6.44%, 6/15/2000-9/19/2000                                                        87,624,000     86,318,397
---------------------------------------------------------------------------------------------------------------------
Associates Corp.
   6.03%*, 5/17/2000                                                                       75,000,000     74,947,758
---------------------------------------------------------------------------------------------------------------------
Forrestal Funding Master
   6.12%, 5/23/2000                                                                        97,553,000     97,189,940
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, L.P.
   6.13%*, 5/1/2000-5/3/2000                                                              105,000,000    105,000,000
---------------------------------------------------------------------------------------------------------------------
Louis Dreyfus
   6.14%, 5/10/2000                                                                        10,000,000      9,984,750
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
   6.11%*-6.14%, 5/22/2000-5/30/2000                                                      110,000,000    109,989,318
---------------------------------------------------------------------------------------------------------------------
National Rural Utility
   6.14%-6.13%*, 5/2/2000-6/25/2000                                                        35,000,000     34,999,267
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings
   6.09%, 5/26/2000                                                                       100,000,000     99,579,862
---------------------------------------------------------------------------------------------------------------------
Sigma Finance
   5.97%-6.32%*, 5/1/2000-7/14/2000                                                       125,500,000    124,983,850
---------------------------------------------------------------------------------------------------------------------
TransAmerica Finance Corp.
   6.20%*, 6/1/2000                                                                        20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                         762,993,142

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Metals and Mining -- 1.3%
Banco de Galicia Y Bueno
   6.23%-6.28%, 7/12/2000-7/18/2000                                                    $   85,000,000 $   83,924,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          83,924,000
---------------------------------------------------------------------------------------------------------------------
Municipal and State Obligations -- 1.1%
Oakland-Alameda County Coliseum, California
   6.07%, 5/12/2000                                                                        48,750,000     48,750,000
---------------------------------------------------------------------------------------------------------------------
Texas, Veterans Housing Assistance, General Obligation
   6.10%-6.15%*, 5/3/2000                                                                  19,755,000     19,755,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          68,505,000
---------------------------------------------------------------------------------------------------------------------
Utilities-- 1.3%
Baltimore G & E
   6.23%*, 5/14/2000                                                                       10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Bell Atlantic Network
   6.09%, 5/31/2000                                                                        41,500,000     41,290,771
---------------------------------------------------------------------------------------------------------------------
Brazos River Authority, Texas
   6.08%, 5/23/2000                                                                        19,435,000     19,435,000
---------------------------------------------------------------------------------------------------------------------
Southern Cal Edison
   6.24%*, 5/25/2000                                                                       15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          85,725,771
---------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations (Cost $5,450,317,137)                                                      5,450,317,137
---------------------------------------------------------------------------------------------------------------------

Bank Obligations-- 16.7%
------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit and Bank Notes -- U.S. Banks -- 13.1%
Allfirst Bank
   6.08%-6.18%*, 5/31/2000-6/6/2000                                                        24,500,000     24,495,705
---------------------------------------------------------------------------------------------------------------------
American Express Centurian Bank
   6.06%*, 5/24/2000                                                                       50,000,000     50,000,000
---------------------------------------------------------------------------------------------------------------------
Amsouth Bank
   6.16%-6.22%*, 5/1/2000-6/11/2000                                                        75,000,000     74,988,487
---------------------------------------------------------------------------------------------------------------------
Bank of America
   6.17%*, 5/1/2000                                                                        75,000,000     75,000,000
---------------------------------------------------------------------------------------------------------------------
Comerica Bank
   6.08%*, 5/14/2000                                                                       45,000,000     44,987,605

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

CS First Boston, Inc.
   6.22%*, 5/1/2000                                                                    $   60,000,000 $   60,000,000
---------------------------------------------------------------------------------------------------------------------
Dresdner US Finance, Inc.
   6.11%*, 5/23/2000                                                                       60,000,000     59,994,633
---------------------------------------------------------------------------------------------------------------------
First National Bank of Maryland
   6.09%*, 5/7/2000                                                                        25,500,000     25,491,012
---------------------------------------------------------------------------------------------------------------------
First Union National Bank
   6.18%*, 5/1/2000                                                                        30,000,000     30,000,000
---------------------------------------------------------------------------------------------------------------------
First USA Bank
   6.15%*, 6/2/2000                                                                        24,500,000     24,508,513
---------------------------------------------------------------------------------------------------------------------
Fleet National Bank
   6.27%*, 5/5/2000                                                                        30,000,000     30,000,459
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.
   6.12%*, 5/3/2000-5/17/2000                                                              97,000,000     97,000,000
---------------------------------------------------------------------------------------------------------------------
Key Bank Corp.
   6.12%*, 5/8/2000                                                                        35,000,000     34,989,041
---------------------------------------------------------------------------------------------------------------------
Mellon Bank
   6.09%*, 5/31/2000                                                                       15,000,000     14,998,512
---------------------------------------------------------------------------------------------------------------------
Merita Bank
   6.07%*, 5/3/2000                                                                        50,000,000     49,983,755
---------------------------------------------------------------------------------------------------------------------
National City Cleveland
   6.06%-6.11%*, 5/14/2000-5/22/2000                                                       50,000,000     49,984,263
---------------------------------------------------------------------------------------------------------------------
PNC Bank, N.A.
   6.08%-6.13%*, 5/13/2000-5/26/2000                                                       25,000,000     24,998,522
---------------------------------------------------------------------------------------------------------------------
U.S. Bank, N.A.
   6.05%-6.24%*, 5/1/2000-5/21/2000                                                        90,000,000     89,988,648
---------------------------------------------------------------------------------------------------------------------
                                                                                                         861,409,155
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- Foreign Banks -- 3.6%
Barclays Bank PLC
   6.14%*, 5/1/2000                                                                        25,000,000     24,999,547
---------------------------------------------------------------------------------------------------------------------
National Bank of Canada
   6.08%*, 5/22/2000                                                                       10,000,000      9,997,261
---------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
   6.06%-6.11%*, 5/6/2000-5/10/2000                                                        90,500,000     90,490,148
---------------------------------------------------------------------------------------------------------------------
Skandinav Enskilda Bank
   6.19%-6.29%*, 5/24/2000-5/29/2000                                                       60,000,000     59,994,089

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Westdeutsche Landesbank
   6.22%, 7/6/2000                                                                     $   50,000,000 $   50,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                         235,481,045
---------------------------------------------------------------------------------------------------------------------
Total Bank Obligations (Cost $1,096,890,200)                                                            1,096,890,200
---------------------------------------------------------------------------------------------------------------------
Total Investments -- 100% (Cost $6,547,207,337)                                                         $6,547,207,337
---------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a)  Cost for federal income tax purposes was $6,547,207,337.

* Variable rate securities. The rates shown are the current rates at April 30, 2000. The dates shown represent the demand date or the next interest rate change date. Portfolio of Investments at April 30, 2000

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at April 30, 2000

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 44.5%
---------------------------------------------------------------------------------------------------------------------
Bear, Stearns, Inc.
   6.00%, 5/3/2000, to be repurchased at $60,030,000                                   $   60,000,000 $   60,000,000
---------------------------------------------------------------------------------------------------------------------
Bear, Stearns, Inc.
   6.02%, 5/1/2000, to be repurchased at $10,001,672                                       10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Chase Securities, Inc.
   6.01%, 5/2/2000, to be repurchased at $20,006,568                                       20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
First Boston, Inc.
   5.90%, 5/3/2000, to be repurchased at $35,017,208                                       35,000,000     35,000,000
---------------------------------------------------------------------------------------------------------------------
First Boston, Inc.
   5.98%, 5/25/2000, to be repurchased at $20,083,056                                      20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Inc.
   5.93%, 5/1/2000, to be repurchased at $10,001,647                                       10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc.
   5.94%, 5/4/2000, to be repurchased at $25,016,500                                       25,000,000     25,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc.
   6.00%, 5/11/2000, to be repurchased at $35,064,167                                      35,000,000     35,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company
   5.68%, 5/1/2000, to be repurchased at $12,001,902                                       12,056,000     12,056,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $227,056,000) (b)                                                      227,056,000
---------------------------------------------------------------------------------------------------------------------

Short-Term Notes -- 55.5%
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.12%, 5/17/2000                                                   25,000,000     25,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.08%*, 10/12/2000                                                 30,000,000     30,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.17%*, 7/31/2000                                                  10,000,000     10,002,619
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 2/9/2001                                                     5,500,000      5,500,495
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.69%, 5/2/2001                                                     6,250,000      6,157,329
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.90%, 5/2/2000                                          25,000,000     24,995,903
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.91%, 5/2/2000                                          10,000,000      9,998,364
Federal Home Loan Mortgage Corp., 5.92%, 5/2/2000                                          35,000,000     34,994,274
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.93%*, 5/18/2000                                        46,000,000     45,998,682
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.08%, 6/13/2000                                         15,000,000     14,892,052

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association, 6.55%, 3/20/2001                                $    5,000,000 $    4,999,867
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.58%, 2/22/2001                                     5,000,000      4,995,150
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.20%*, 4/2/2007                                         5,500,000      5,498,750
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.43%*, 6/15/2000                                       11,557,000     11,557,000
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.04%*, 3/7/2001                                       28,155,000     28,127,681
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.43%*, 8/1/2000                                       20,000,000     20,007,630
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $282,725,796)                                                                282,725,796
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $509,781,796) (a)                                             $  509,781,796
---------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a)  Cost for federal income tax purposes was $509,781,796.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of April 30, 2000. The date shown represents the demand date or next interest rate change date.

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at April 30, 2000

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 61.7%
---------------------------------------------------------------------------------------------------------------------
Alabama
Mobile Ascension, 5.05%                                                                $   10,000,000 $   10,000,000
---------------------------------------------------------------------------------------------------------------------
Birmingham Ascension, 5.05%                                                                 5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona
Maricopa County,
   Pollution Control Revenue, 5.10%                                                         8,900,000      8,900,000
---------------------------------------------------------------------------------------------------------------------
Pima County,
   Industrial Development Authority Revenue, 5.60%                                            700,000        700,000
---------------------------------------------------------------------------------------------------------------------
California
Los Angeles,
   Harbor Improvement Corp., 5.35%                                                          6,400,000      6,400,000
---------------------------------------------------------------------------------------------------------------------
Colorado
Denver City and County,
   Special Facilities Airport Revenue, 5.00%                                               16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Frasier Meadows Manor Project, 5.10%                                                    10,350,000     10,350,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Bethesda Living Center Project, 5.10%                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Mullen,
   Educational Facilities Authority, 5.10%                                                  4,285,000      4,285,000
---------------------------------------------------------------------------------------------------------------------
District of Columbia
The Washington Home, Inc., 5.15%                                                            6,950,000      6,950,000
---------------------------------------------------------------------------------------------------------------------
Florida
Hampton County,
   Multi-Family Housing, 5.15%                                                              8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Indian River County,
   Hospital Revenue, 5.20%                                                                 10,500,000     10,500,000
---------------------------------------------------------------------------------------------------------------------
Sunshine State Governmental Funding Commission, 5.10%                                      10,615,000     10,615,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Health Facilities Authority, 5.15%                                                       3,700,000      3,700,000
---------------------------------------------------------------------------------------------------------------------
Putnam County,
   Florida Development Authority, 5.00%                                                     3,000,000      3,000,000

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
University of Northern Florida, 5.30%                                                  $    9,600,000 $    9,600,000
---------------------------------------------------------------------------------------------------------------------
Georgia
De Kalb County,
   Development Authority Pollution Control Revenue, 5.10%                                   5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Fulton County,
   Development Authority Revenue, 5.10%                                                     5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Laurens County,
   Development Revenue, 5.20%                                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Willacoochie,
   Development Authority Pollution Control Revenue, 5.20%                                   6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Fayette County,
   Educational Facilities Authority, 5.10%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Gainesville-Riverside,
   Redevelopment Authority Revenue, 5.10%                                                  19,000,000     19,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois
Industrial Development Revenue, 5.10%                                                      15,245,000     15,245,000
---------------------------------------------------------------------------------------------------------------------
Student Assistance Commission,
   Student Loan Revenue, 5.10%                                                              1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Carol Stream, 5.15%                                                                         2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Des Plaines,
   Industrial Development Revenue, 5.20%                                                    3,835,000      3,835,000
---------------------------------------------------------------------------------------------------------------------
Elgin,
   Judson College Project, 5.10%                                                            3,190,000      3,190,000
---------------------------------------------------------------------------------------------------------------------
Du Page County,
   Benet Academy Building Revenue, 5.11%                                                    8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Columbia,
   Educational Facilities Authority, 5.05%                                                  4,300,000      4,300,000
---------------------------------------------------------------------------------------------------------------------
Quad Cities,
   Economic Development Authority, 5.20%                                                    3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford,
   Industrial Development Revenue, 5.20%                                                    4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford-Fastener,
   Industrial Project Revenue, 5.45%                                                        2,150,000      2,150,000
---------------------------------------------------------------------------------------------------------------------
Indiana
Fort Wayne,
   Pollution Control Revenue, 5.00%                                                         6,000,000      6,000,000

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank, 5.10%                                                               $    7,010,000 $    7,010,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority, 5.05%                                                          4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Kansas
Kansas City,
   Pollution Control Revenue, 4.90%                                                         9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
Jeffersontown,
   Lease Program Revenue, 5.05%                                                             4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Urban County,
   Industrial Development Revenue, 5.10%                                                    8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Mason County,
   East Kentucky Power Co-op, 5.00%                                                        14,000,000     14,000,000
---------------------------------------------------------------------------------------------------------------------
Mayfield,
   Multi-City Lease Revenue, 5.20%                                                          6,535,000      6,535,000
---------------------------------------------------------------------------------------------------------------------
Maryland
Baltimore County,
   Oak Crest Village, Inc., 5.05%                                                           7,360,000      7,360,000
---------------------------------------------------------------------------------------------------------------------
Michigan
Strategic Fund,
   Limited Obligation Revenue, 5.00%-5.20%                                                 13,435,000     13,435,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Hospital,
   Financial Authority Revenue, 5.00%                                                      13,500,000     13,500,000
---------------------------------------------------------------------------------------------------------------------
State Housing Development, 5.00%                                                            5,325,000      5,325,000
---------------------------------------------------------------------------------------------------------------------
Missouri
Environment Improvement & Energy, 5.00%                                                     2,460,000      2,460,000
---------------------------------------------------------------------------------------------------------------------
St. Louis,
   Development Financial Authority, 5.25%                                                   5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Nebraska
York,
   Industrial Development Revenue, 5.25%                                                    5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
New Mexico
Farmington,
   El Paso Electric Co. Project, 5.10%                                                      6,100,000      6,100,000
---------------------------------------------------------------------------------------------------------------------
North Carolina
Medical Care Commission,
   Hospital Revenue, 5.10%                                                                  6,000,000      6,000,000

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Winston-Salem,
   Multi-Family Housing, 4.90%                                                         $    6,960,000 $    6,960,000
---------------------------------------------------------------------------------------------------------------------
Ohio
Hancock County,
   Multi-Family Housing, 5.20%                                                              6,150,000      6,150,000
---------------------------------------------------------------------------------------------------------------------
Medina County,
   Health Care Facilities Revenue, 5.10%                                                    4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 5.10%                                               8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Oregon
Economic Development Revenue, 5.20%                                                         3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Clackams County,
   Hospital Revenue, 5.25%                                                                  8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania
Emmaus,
   General Authority Revenue, 5.08%                                                         6,300,000      6,300,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 5.10%                                               3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Parkland School District,
   Public School Building Authority, 5.11%                                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County,
   Hospital Revenue, 5.13%                                                                  4,145,000      4,145,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County,
   Industrial Development Authority, 4.30%                                                  4,700,000      4,700,000
---------------------------------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 5.13%                                                             2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Tennessee
Clarksville,
   Public Building Authority, 5.10%                                                         3,800,000      3,800,000
---------------------------------------------------------------------------------------------------------------------
Maury County,
   Saturn Corporation Project, 5.15%                                                        4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Texas
Harris County,
   Health Facilities Authority, 5.00%                                                      10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority,
   Pollution Control Revenue, 5.05%                                                         3,900,000      3,900,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Industrial Development Authority, 5.10%                                                  5,600,000      5,600,000

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
San Antonio Electric and Gas, 5.15%                                                    $    6,700,000 $    6,700,000
---------------------------------------------------------------------------------------------------------------------
Texas Small Business Industry Development Corp.,
   Industrial Development Revenue, 5.15%                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Vermont
Industrial Development Authority, 4.45%                                                     2,595,000      2,595,000
---------------------------------------------------------------------------------------------------------------------
Student Association Corp,
   Student Loan Revenue, 4.30%                                                             13,190,000     13,190,000
---------------------------------------------------------------------------------------------------------------------
Vermont Educational and Health Buildings,
   Funding Agency Revenue, 5.00%                                                            6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Virginia
Albemarle County,
   Industrial Development Authority, 5.05%                                                  3,450,000      3,450,000
---------------------------------------------------------------------------------------------------------------------
Loudoun County,
   Industrial Development Authority, 5.20%                                                  2,640,000      2,640,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin
Eau Claire,
   Solid Waste Disposal Revenue, 5.30%                                                      5,800,000      5,800,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost: $471,625,000)                                                471,625,000
---------------------------------------------------------------------------------------------------------------------

Other Securities-- 38.3%
------------------------------------------------------------------------------------------------------------------------
Alaska
City of Valdez,
   ARCO, 3.85%, 5/12/2000                                                                   7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona
Salt River Project,
   Agricultural Improvement and Power District,
   3.90%, 5/10/2000-6/13/2000                                                              25,000,000     25,000,000
---------------------------------------------------------------------------------------------------------------------
Colorado
Platte River,
   Power Authority, 3.95%, 5/9/2000-6/13/2000                                               9,500,000      9,500,000
---------------------------------------------------------------------------------------------------------------------
Florida
Sarasota County,
   Hospital Revenue, 3.85%-4.05%, 5/8/2000-6/13/2000                                       13,550,000     13,550,000
---------------------------------------------------------------------------------------------------------------------
Pinellas County,
   Educational Facilities Authority, 4.05%-4.10%,
   5/9/2000-5/15/2000                                                                      13,500,000     13,500,000

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Gainesville Utilities Authority, 3.90%, 5/11/2000                                      $    4,000,000 $    4,000,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Health Facilities Authority, 4.10%, 5/15/2000                                            2,800,000      2,800,000
---------------------------------------------------------------------------------------------------------------------
Orlando,
   Capital Improvements Authority, 4.10%, 6/14/2000                                         3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Georgia
Municipal Electric Authority, 4.10%, 6/13/2000                                              5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
Illinois
Educational Facilities Authority, 3.70%-4.15%,
    5/11/2000-6/12/2000                                                                    11,260,000     11,260,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority, 4.05%, 6/14/2000                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana
Jasper County,
   Industrial Pollution Control Revenue, 4.35%-4.45%,
    5/9/2000-6/21/2000                                                                     10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Sullivan Hoosier, 3.95%, 5/11/2000                                                          5,200,000      5,200,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
Pendleton County,
   Multi-County Lease Revenue, 4.05%-4.20%,
    5/8/2000-6/14/2000                                                                     18,385,000     18,385,000
---------------------------------------------------------------------------------------------------------------------
Danville,
   Multi-County Lease Revenue, 4.15%, 6/14/2000                                             7,990,000      7,990,000
---------------------------------------------------------------------------------------------------------------------
Louisiana
Industrial District of West Baton Rouge,
   Pollution Control Revenue, 4.10%-4.15%, 6/22/2000-6/26/2000                             12,150,000     12,150,000
---------------------------------------------------------------------------------------------------------------------
Maryland
Anne Arundel County,
   Port Facilities Revenue, 4.05%-4.25%, 6/14/2000-6/19/2000                                7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan
Strategic Fund,
   Continental Aluminum Project, 4.10%-4.25%, 5/10/2000-6/22/2000                          15,550,000     15,550,000
---------------------------------------------------------------------------------------------------------------------
Mississippi
Claiborne County,
   Pollution Control Revenue, 4.10%, 6/13/2000                                              1,545,000      1,545,000

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Nevada
Las Vegas Valley,
   Water & Power Authority, 4.05%, 6/12/2000                                           $    7,000,000 $    7,000,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire
General Obligation, 3.95%, 5/9/2000                                                         4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Business Financial Authority,
   Pollution Control Revenue, 3.95%, 5/15/2000                                              4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Ohio
Air Quality Development Authority, 4.05%, 6/12/2000                                        10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Oklahoma
Oklahoma City, 3.95%, 5/8/2000                                                              8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania
Philadelphia,
   Transportation Authority, 4.25%, 6/30/2000                                               3,000,000      3,003,570
---------------------------------------------------------------------------------------------------------------------
Texas
Municipal Power Agency, 3.70%-3.95%, 5/9/2000                                              15,500,000     15,500,000
---------------------------------------------------------------------------------------------------------------------
Houston,
   Water & Sewer Authority, 3.70%, 5/9/2000                                                 5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
University of Texas, 3.70%, 5/10/2000                                                       5,104,000      5,104,000
---------------------------------------------------------------------------------------------------------------------
Harris County,
   Health Facilities Authority, 3.95%, 5/12/2000                                            4,470,000      4,470,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Electric & Gas, 4.10%, 6/22/2000                                                        10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Transportation Authority, 4.50%, 8/31/2000                                                 12,400,000     12,431,450
---------------------------------------------------------------------------------------------------------------------
Utah
Intermountain Power Agency, 3.95%-4.15%, 5/15/2000-6/19/2000                               16,800,000     16,800,000
---------------------------------------------------------------------------------------------------------------------
Virginia
Chesapeake County,
   Industrial Development Authority, 4.05%, 6/13/2000                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Chesterfield County,
   Industrial Development Authority, 4.05%, 6/13/2000                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
York County,
   Industrial Development Authority, 4.05%, 6/13/2000                                       2,500,000      2,500,000

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Louisa County,
   Industrial Development Authority, 4.40%, 6/26/2000                                  $    4,000,000 $    4,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost: $292,839,020)                                                              292,839,020
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost: $764,464,020) (a)                                            $  764,464,020

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a)  Cost for federal income tax purposes was $764,464,020.

* Variable rate demand securities. The rates shown are the current rates at April 30, 2000. The dates shown represent the demand date or the next interest rate change date.

    The accompanying notes are an integral part of the financial statements.

Financial Statements

---------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------

                                                                                                       Money Market
as of April 30, 2000                                                                                     Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                      $6,547,207,337
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      98,406,383
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                       11,492,267
---------------------------------------------------------------------------------------------------------------------
Due from Adviser                                                                                           3,056,158
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                  14,300
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                           6,660,176,445
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Notes payable                                                                                             60,450,000
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          1,951,406
---------------------------------------------------------------------------------------------------------------------
Interest payable                                                                                              33,374
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                          62,800,208
---------------------------------------------------------------------------------------------------------------------
Accrued distribution services fee                                                                            913,585
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                        7,855,189
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                        134,003,762
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $6,526,172,683
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  182,974,482
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               182,974,482
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   11,358,784
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                11,358,784
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   16,932,129
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                16,932,129
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $6,314,907,288
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             6,314,907,288
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------
                                                                                         Government
                                                                                         Securities     Tax-Exempt
as of April 30, 2000                                                                      Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolios of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                       $  282,725,796 $  764,464,020
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                     227,056,000             --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                               --        365,106
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                    --        195,000
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                         3,010,137      3,410,148
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                 3,743             --
---------------------------------------------------------------------------------------------------------------------
Due from Adviser                                                                              247,477             --
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                   10,000          4,000
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                              513,053,153    768,438,274
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                       9,787,014             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                             143,627      1,023,011
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                            1,345,061      1,445,710
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                             --        207,094
---------------------------------------------------------------------------------------------------------------------
Accrued distribution services fee                                                             131,726         47,989
---------------------------------------------------------------------------------------------------------------------
Accrued administrative services fee                                                               514         89,254
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                             9,908        136,327
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                          11,417,850      2,949,385
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                   $  501,635,303 $  765,488,889
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                        -- $  169,226,985
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
  authorized                                                                                       --    169,226,985
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
  outstanding)                                                                                     -- $         1.00
---------------------------------------------------------------------------------------------------------------------
Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                        -- $  131,325,063
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
  authorized                                                                                       --    131,325,063
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
  outstanding)                                                                                     -- $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                            $    3,708,596 $      401,761
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
  authorized                                                                                3,708,596        401,761
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
  outstanding)                                                                         $         1.00 $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                            $  497,926,707 $  464,535,080
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
  authorized                                                                              497,926,707    464,535,080
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
  outstanding)                                                                         $         1.00 $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statement of Operations
---------------------------------------------------------------------------------------------------------------------
                                                                                         Government     Tax-Exempt
                                                                         Money Market    Securities      Portfolio
Year ended April 30, 2000                                                 Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------

Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                               $  281,601,165  $   32,404,215 $   18,364,717
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                              8,142,641         999,952        833,361
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                   12,711,819       1,433,450        981,602
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                229,722          53,792         49,921
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                 28,610,580       3,618,304      2,104,280
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                   96,079             514         89,254
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                       72,820          10,410          5,271
---------------------------------------------------------------------------------------------------------------------
Legal                                                                          70,000          26,732         26,467
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                    25,000          19,804         15,935
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                     1,089,177          60,423         56,955
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                           1,103,997         206,686        138,081
---------------------------------------------------------------------------------------------------------------------
Interest expense                                                              138,697              --             --
---------------------------------------------------------------------------------------------------------------------
Other                                                                           8,697          68,032         27,196
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                  52,299,229       6,498,099      4,328,323
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                        (4,053,432)       (454,806)        (3,382)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                   48,245,797       6,043,293      4,324,941
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                     233,355,368      26,360,922     14,039,776
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $  233,355,368  $   26,360,922 $   14,039,776
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------
                                                                                            Money Market Portfolio
                                                                                       --------------------------------
                                                                                            Years Ended April 30,
                                                                                            2000           1999
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  233,355,368 $   98,580,705
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      233,355,368     98,580,705
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                 (233,355,368)   (98,580,705)
------------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares:
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 748,054,449        100,445
------------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               4,996,572          1,166
------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (570,178,147)            (8)
------------------------------------------------------------------------------------------------------------------------
                                                                                          182,872,874        101,603
------------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (a):
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                  11,951,644             --
------------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                   5,653             --
------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                     (598,513)             --
------------------------------------------------------------------------------------------------------------------------
                                                                                           11,358,784             --
------------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                  37,164,706        269,619
------------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 300,324          2,707
------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (20,804,478)          (750)
------------------------------------------------------------------------------------------------------------------------
                                                                                           16,660,552        271,576
------------------------------------------------------------------------------------------------------------------------
Service Shares:
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                              46,591,548,249 21,381,309,146
------------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                             199,345,248     96,946,180
------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                               (43,819,371,616)(20,129,926,507)
------------------------------------------------------------------------------------------------------------------------
                                                                                        2,971,521,881  1,348,328,819
------------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (closed):
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                         362        100,226
------------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                   2,012          1,101
------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                     (103,701)             --
------------------------------------------------------------------------------------------------------------------------
                                                                                            (101,327)        101,327
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                      3,182,312,764  1,348,803,325
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                       3,182,312,764  1,348,803,325
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                       3,343,859,919  1,995,056,594
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $6,526,172,683 $3,343,859,919
------------------------------------------------------------------------------------------------------------------------

(a)  Premier Money Market Shares commenced operations on February 23, 2000.

    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                        Government Securities Portfolio      Tax-Exempt Portfolio
                                                        -------------------------------------------------------------
                                                             Years Ended April 30,           Years Ended April 30,
                                                             2000            1999           2000           1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            $   26,360,922 $   30,629,171  $   14,039,776 $    8,964,353
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        26,360,922     30,629,171      14,039,776      8,964,353
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income   (26,360,922)   (30,629,171)    (14,039,776)    (8,964,353)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                           --             --     247,638,674             --
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                       --             --          64,716             --
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                             --             --     (78,476,405)             --
---------------------------------------------------------------------------------------------------------------------
                                                                    --             --     169,226,985             --
---------------------------------------------------------------------------------------------------------------------
Managed Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                           --             --     215,706,614             --
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                       --             --           5,108             --
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                             --             --     (84,386,659)             --
---------------------------------------------------------------------------------------------------------------------
                                                                    --             --     131,325,063             --
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (b):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                    5,000,564             --         655,552             --
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                    9,006             --           1,266             --
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                    (1,300,974)             --        (255,057)             --
---------------------------------------------------------------------------------------------------------------------
                                                             3,708,596             --         401,761             --
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                2,982,333,915  2,169,875,653   3,032,944,597  2,019,292,957
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                               26,623,715     30,291,490      11,295,030      8,821,208
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                 (3,304,201,108)(2,211,568,130) (2,960,333,539)(2,015,626,282)
---------------------------------------------------------------------------------------------------------------------
                                                          (295,243,478)   (11,400,987)     83,906,088     12,487,883
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
  transactions                                           (291,534,882)   (11,400,987)     384,859,897     12,487,883
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                        (291,534,882)   (11,400,987)     384,859,897     12,487,883
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                          793,170,185    804,571,172     380,628,992    368,141,109
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                             $  501,635,303 $  793,170,185  $  765,488,889 $  380,628,992
---------------------------------------------------------------------------------------------------------------------

(a) Institutional Shares and Managed Shares commenced operations on November 17, 1999.

(b) Premier Money Market Shares were commenced operations on March 1, 2000 and March 7, 2000 for the Government Securities Portfolio and Tax-Exempt Portfolio, respectively.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------

Period ended April 30,                                                                                    2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                   $    1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                                     .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                                           (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                         $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                                                      .94%**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                   11,359
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                             .98*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                              .95*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                                         5.19*
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Service Shares
---------------------------------------------------------------------------------------------------------------------
Years ended April 30,                               2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .05           .04           .05           .05           .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                           (.05)         (.04)         (.05)         (.05)         (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                4.74          4.46          4.85          4.60          4.96
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)        6,314,907     3,343,011     1,995,057       584,947       455,025
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     1.08          1.10          1.10          1.03          1.05
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  4.72          4.34          4.71          4.51          4.83
---------------------------------------------------------------------------------------------------------------------

(a) For the period February 23, 2000 (commencement of operations) to April 30, 2000.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

    The accompanying notes are an integral part of the financial statements.

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------

Period ended April 30,                                                                                    2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                   $    1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                                     .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                                           (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                         $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                                                       .84**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                    3,708
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                            1.00*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                             1.00*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                                         5.01*
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Service Shares
---------------------------------------------------------------------------------------------------------------------

Years ended April 30,                               2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .04           .04           .05           .05           .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                           (.04)         (.04)         (.05)         (.05)         (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                4.54          4.34          4.78          4.69          5.01
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          497,927       793,170       804,565       544,501       189,919
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     1.08          1.01          1.02           .99          1.06
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      1.00          1.00           .98           .92           .90
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  4.37          4.24          4.68          4.59          4.88
---------------------------------------------------------------------------------------------------------------------

(a)  For the period March 1, 2000 (commencement of operations) to April 30,
     2000.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------

Period ended April 30,                                                                                    2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                   $    1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                                     .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                                            (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                         $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                                                         .45**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                      402
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                             .96*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                              .96*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                                         3.05*
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Service Shares
---------------------------------------------------------------------------------------------------------------------

Years ended April 30,                               2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .03           .02           .03           .03           .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                           (.03)         (.02)         (.03)         (.03)         (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                2.68          2.50          2.92          2.82          3.16
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          464,535       380,629       368,141       220,791        66,981
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)      .95           .91           .97           .96           .98
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)       .95           .91           .91           .81           .78
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  2.66          2.45          2.87          2.78          3.10
---------------------------------------------------------------------------------------------------------------------

(a)  For the period March 7, 2000 (commencement of operations) to April 30,
     2000.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Service and Premier Money Market shares of each Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

Each Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Each Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets declining to 0.15% of average daily net assets in excess of $3 billion. During the year ended April 30, 2000, the Portfolios incurred management fees as follows:

                                                                 Management fees
--------------------------------------------------------------------------------
Money Market Portfolio                                           $    8,142,641
--------------------------------------------------------------------------------
Government Securities Portfolio                                         999,952
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                    833,361
--------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of 0.60%, 0.60% and 0.50% of average daily net assets for the Service shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the year ended April 30, 2000, the Portfolios incurred distribution services fees as follows:

                                                                           Distribution
                                                                           services fees
-----------------------------------------------------------------------------------------
Money Market Portfolio (after $3,931,738 of expense waiver)               $   24,678,842
-----------------------------------------------------------------------------------------
Government Securities Portfolio (after $447,663 of expense waiver)             3,170,641
-----------------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                           2,104,280
-----------------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Premium Reserve Money Market, Managed and Premier Money Market shares of each Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to 0.15% of average daily net assets. For the year ended April 30, 2000, the Portfolios incurred administrative services fees as follows:

                                                            Administrative
                                                             services fees
--------------------------------------------------------------------------------
Money Market Portfolio (after $54,767 of expense waiver)    $       41,312
--------------------------------------------------------------------------------
Government Securities Portfolio                                        514
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                89,254
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, for the year ended April 30, 2000, KSvC received shareholder services fees as follows:

                                                            Shareholder
                                                           service fees
--------------------------------------------------------------------------------
Money Market Portfolio                                    $   11,380,698
--------------------------------------------------------------------------------
Government Securities Portfolio                                1,235,764
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                             870,299
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended April 30, 2000, the Portfolios made no payments to their officers and incurred trustees' fees to independent trustees as follows:

                                                                Trustees' fees
-------------------------------------------------------------------------------
Money Market Portfolio                                          $       25,000
-------------------------------------------------------------------------------
Government Securities Portfolio                                         19,804
-------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                    15,935
-------------------------------------------------------------------------------

Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio Institutional shares (0.25%), Premier Money Market, Premium Reserve Money Market and Service shares (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio Premier Money Market shares (1.00%) and Service shares (0.95%). For the year ended April 30, 2000, Scudder Kemper absorbed expenses as follows:

                                                                  Expenses
                                                                 absorbed by
                                                               Scudder Kemper
------------------------------------------------------------------------------
Money Market Portfolio                                         $    3,986,505
------------------------------------------------------------------------------
Government Securities Portfolio                                       447,663
------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                       --
------------------------------------------------------------------------------

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Money Market Portfolio, Government Securities Portfolio and Tax- Exempt Portfolio custody and transfer agent fees were reduced as follows:

                                                   Custodian   Transfer Agent
------------------------------------------------------------------------------
Money Market Portfolio                          $       34,722 $       32,205
------------------------------------------------------------------------------
Government Securities Portfolio                          3,477          3,666
------------------------------------------------------------------------------
Tax-Exempt Portfolio                                        --          3,382
------------------------------------------------------------------------------

4. Line of Credit

The Fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Borrowings

At April 30, 2000, the weighted average outstanding daily balance of all loans for the Money Market Portfolio (based on the number of days the loans were outstanding) was approximately $13,940,678, with an average interest rate of 6.56%. Interest expense for the year ended April 30, 2000 is $138,697. The maximum borrowings outstanding during the year ended April 30, 2000 is $60,450,000.

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising, respectively, the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1996. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Cash Account Trust at April 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1996, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois   /s/Ernst&Young LLP
June 2, 2000

Tax Information

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2000, 100% are designated as exempt interest dividends for federal tax purposes.

                                     This page
                                   intentionally
                                    left blank.

                                     This page
                                   intentionally
                                    left blank.

                                     This page
                                   intentionally
                                    left blank.

Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by a Cash Account Trust prospectus.